Equity - Employee share compensation (DLTIP) (Details) - Diageo long term incentive plan	12 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum target level share options plan	100.00%
Bottom of minimum range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	20.00%
Top of minimum range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting range share options plan	25.00%